Restructuring, Impairment and Other - Narrative (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring, impairment and other	$ 119	$ 191	$ 59	$ 42	$ 64	$ 77	$ 228	$ 147	$ 412	$ 516
Restructuring charges									385	293
Estimated remaining charges	$ 150								150
Restructuring, impairment and other charges
Restructuring Cost and Reserve [Line Items]
Other asset impairment charges and foreign currency translation gain (loss), realized									27	223
Currency gain (loss)									$ (12)	$ (138)